REAL ESTATE PROPERTY, NET (Estimated Depreciation Expenses) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Real Estate Properties Estimated Depreciation Expenses [Abstract]
2021	$ 3,901
2022	3,901
2023	3,901
2024	3,901
2025 and thereafter	150,135
Estimated amortization expenses	$ 165,739